NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

26. NONCONTROLLING INTEREST

	Baichuan	Distribution Workshop (BVI&HK)	Cinema Popular	Xi'an Huitong	Shanghai Cinema	Mango Cinema	Total
Balance as of January 1, 2009	877,517	(92,509)	(19,519)	—	—	—	765,489
Foreign currency translation adjustment	225	(185)	(39)	—	—	—	1
Net income (loss)	8,411	47,310	(224,150)	—	—	—	(168,429)

Balance as of December 31, 2009	886,153	(45,384)	(243,708)	—	—	—	597,061
Acquisition of Beijing Bona Cineplex (Note3(a))	—	—	—	—	2,071,408	—	2,071,408
Acquisition of 10% equity interest of Baichuan (Note3(c))	(805,555)	—	—	—	—	—	(805,555)
Capital injection in Xi'an Huitong(1)	—	—	—	364,421	—	—	364,421
Foreign currency translation adjustment	—	(480)	1,014	6,703	(476)	—	6,761
Net income (loss)	(80,598)	182,468	(74,806)	(10,264)	(148,486)	—	(131,686)

Balance as of December 31, 2010	—	136,604	(317,500)	360,860	1,922,446	—	2,102,410
Acquisition of Alpha Speed Limited and Bona Starlight (Note3(d))	—	—	—	—	—	1,155,121	1,155,121
Foreign currency translation adjustment	—	1,459	(614)	15,355	(792)	32,392	47,800
Net income (loss)	—	505,742	(5,430)	(90,727)	29,324	(298,614)	140,295

Balance as of December 31, 2011	—	643,805	(323,544)	285,488	1,950,978	888,899	3,445,626

(1)
On October 18, 2010, the Group set up a subsidiary, Xi'an Huitong, of which 51% equity interest was owned by the Group and 49% was owned by a third-party shareholder.